Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 88.7%
Advertising - 0.1%
Omnicom Group, Inc.	10	$754
The Interpublic Group of Cos., Inc.	19	675
		1,429
Aerospace/Defense - 1.3%
General Dynamics Corp.	11	2,333
Howmet Aerospace, Inc.	19	591
L3Harris Technologies, Inc.	10	2,093
Lockheed Martin Corp.	12	4,669
Northrop Grumman Corp.	7	2,589
Raytheon Technologies Corp.	73	6,584
Teledyne Technologies, Inc. (a)	2	843
The Boeing Co. (a)	27	5,406
TransDigm Group, Inc. (a)	3	1,849
		26,957
Agriculture - 0.7%
Altria Group, Inc.	90	4,579
Archer-Daniels-Midland Co.	27	2,025
Philip Morris International, Inc.	76	7,817
		14,421
Airlines - 0.2%
Alaska Air Group, Inc. (a)	6	329
American Airlines Group, Inc. (a)	32	527
Delta Air Lines, Inc. (a)	31	1,230
Southwest Airlines Co. (a)	29	1,298
United Airlines Holdings, Inc. (a)	16	686
		4,070
Apparel - 0.6%
NIKE, Inc. - Class B	62	9,180
PVH Corp.	3	285
Ralph Lauren Corp.	2	222
Tapestry, Inc.	13	493
Under Armour, Inc. - Class C (a)	11	176
Under Armour, Inc. - Class A (a)	9	170
VF Corp.	16	1,043
		11,569
Auto Manufacturers - 2.3%
Cummins, Inc.	7	1,546
Ford Motor Co.	192	3,897
General Motors Co. (a)	71	3,744
PACCAR, Inc.	17	1,581
Tesla Motors, Inc. (a)	40	37,469
		48,237
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	13	1,776
BorgWarner, Inc.	12	526
		2,302
Banks - 4.7%
Bank of America Corp.	352	16,241
Citigroup, Inc.	97	6,317
Citizens Financial Group, Inc.	21	1,081
Comerica, Inc.	6	557
Fifth Third Bancorp	33	1,473
First Republic Bank	9	1,562
Huntington Bancshares, Inc.	71	1,069
JPMorgan Chase & Co.	144	21,398
KeyCorp.	45	1,128
M&T Bank Corp.	6	1,016
Morgan Stanley	70	7,178
Northern Trust Corp.	10	1,166
Regions Financial Corp.	47	1,078
Signature Bank	3	914
State Street Corp.	18	1,701
SVB Financial Group (a)	3	1,752
The Bank of New York Mellon Corp.	37	2,193
The Goldman Sachs Group, Inc.	17	6,029
The PNC Financial Services Group, Inc.	21	4,326
Truist Financial Corp.	65	4,083
US Bancorp	66	3,840
Wells Fargo & Co.	195	10,491
Zions Bancorp	8	543
		97,136
Beverages - 1.4%
Brown-Forman Corp. - Class B	9	607
Constellation Brands, Inc. - Class A	8	1,902
Molson Coors Brewing Co. - Class B	9	429
Monster Beverage Corp. (a)	18	1,561
PepsiCo, Inc.	68	11,799
The Coca-Cola Co.	190	11,592
		27,890
Biotechnology - 1.3%
Amgen, Inc.	28	6,360
Biogen, Inc. (a)	7	1,582
Bio-Rad Laboratories, Inc. - Class A (a)	1	600
Corteva, Inc.	36	1,731
Gilead Sciences, Inc.	61	4,189
Illumina, Inc. (a)	8	2,790
Incyte Corp. (a)	9	669
Moderna, Inc. (a)	17	2,879
Regeneron Pharmaceuticals, Inc. (a)	5	3,043
Vertex Pharmaceuticals, Inc. (a)	12	2,917
		26,760
Building Materials - 0.4%
Carrier Global Corp.	42	2,003
Fortune Brands Home & Security, Inc.	7	659
Johnson Controls International PLC	35	2,543
Martin Marietta Materials, Inc.	3	1,167
Masco Corp.	12	760
Vulcan Materials Co.	6	1,142
		8,274
Chemicals - 1.5%
Air Products & Chemicals, Inc.	11	3,103
Albemarle Corp.	6	1,325
Celanese Corp.	5	779
CF Industries Holdings, Inc.	10	689
Dow, Inc.	36	2,150
DuPont de Nemours, Inc.	25	1,915
Eastman Chemical Co.	7	833
Ecolab, Inc.	12	2,273
FMC Corp.	6	662
International Flavors & Fragrances, Inc.	12	1,583
Linde PLC	25	7,967
LyondellBasell Industries NV	13	1,258
Mosaic Co.	18	719
PPG Industries, Inc.	12	1,874
The Sherwin-Williams Co.	12	3,438
		30,568
Commercial Services - 1.8%
Automatic Data Processing, Inc.	21	4,330
Cintas Corp.	4	1,566
Equifax, Inc.	6	1,439
FleetCor Technologies, Inc. (a)	4	953
Gartner, Inc. (a)	4	1,176
Global Payments, Inc.	14	2,098
IHS Markit Ltd.	19	2,219
MarketAxess Holdings, Inc.	2	689
Moody's Corp.	8	2,744
Nielsen Holdings PLC	18	339
PayPal Holdings, Inc. (a)	57	9,801
Quanta Services, Inc.	7	719
Robert Half International, Inc.	5	566
Rollins, Inc.	11	339
S&P Global, Inc.	12	4,983
United Rentals, Inc. (a)	4	1,280
Verisk Analytics, Inc.	8	1,569
		36,810
Computers - 7.9%
Accenture PLC - Class A	31	10,961
Apple, Inc.	761	133,008
Cognizant Technology Solutions Corp.	26	2,221
DXC Technology Co. (a)	12	361
EPAM Systems, Inc. (a)	3	1,428
Fortinet, Inc. (a)	7	2,081
Hewlett Packard Enterprise Co.	64	1,045
HP, Inc.	56	2,057
International Business Machines Corp.	44	5,877
Leidos Holdings, Inc.	7	626
NetApp, Inc.	11	952
Seagate Technology Holdings PLC	10	1,071
Western Digital Corp. (a)	15	776
		162,464
Cosmetics/Personal Care - 1.3%
Colgate-Palmolive Co.	41	3,380
The Estee Lauder Cos., Inc.	11	3,430
The Procter & Gamble Co.	118	18,933
		25,743
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	10	1,292
Fastenal Co.	28	1,587
LKQ Corp.	13	714
Pool Corp.	2	953
W.W. Grainger, Inc.	2	990
		5,536
Diversified Financial Services - 3.5%
American Express Co.	31	5,574
Ameriprise Financial, Inc.	5	1,522
BlackRock, Inc.	7	5,761
Capital One Financial Corp.	21	3,081
Cboe Global Markets, Inc.	5	593
CME Group, Inc.	18	4,131
Discover Financial Services	14	1,620
Franklin Resources, Inc.	14	448
Intercontinental Exchange, Inc.	28	3,546
Invesco Ltd.	17	385
MasterCard, Inc. - Class A	42	16,228
Nasdaq, Inc.	6	1,075
Raymond James Financial, Inc.	9	953
Synchrony Financial	27	1,150
T Rowe Price Group, Inc.	11	1,699
The Charles Schwab Corp.	73	6,402
Visa, Inc. - Class A	82	18,546
		72,714
Electric - 2.2%
Alliant Energy Corp.	12	718
Ameren Corp.	13	1,154
American Electric Power Co., Inc.	25	2,260
CenterPoint Energy, Inc.	31	879
CMS Energy Corp.	14	901
Consolidated Edison, Inc.	17	1,470
Dominion Energy, Inc.	40	3,226
DTE Energy Co.	9	1,084
Duke Energy Corp.	38	3,992
Edison International	19	1,193
Entergy Corp.	10	1,118
Evergy, Inc.	11	715
Eversource Energy	17	1,521
Exelon Corp.	48	2,782
FirstEnergy Corp.	27	1,133
NextEra Energy, Inc.	96	7,499
NRG Energy, Inc.	12	479
Pinnacle West Capital Corp.	6	418
PPL Corp.	37	1,098
Public Service Enterprise Group, Inc.	25	1,663
Sempra Energy	16	2,211
Southern Co.	52	3,613
The AES Corp.	33	732
WEC Energy Group, Inc.	15	1,456
Xcel Energy, Inc.	26	1,811
		45,126
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	11	1,504
Emerson Electric Co.	29	2,667
Generac Holdings, Inc. (a)	3	847
		5,018
Electronics - 1.0%
Agilent Technologies, Inc.	15	2,090
Allegion PLC	4	491
Amphenol Corp.	29	2,308
Fortive Corp.	18	1,270
Garmin Ltd.	7	871
Honeywell International, Inc.	34	6,952
Keysight Technologies, Inc. (a)	9	1,519
Mettler-Toledo International, Inc. (a)	1	1,473
TE Connectivity Ltd.	16	2,288
Trimble, Inc. (a)	12	866
		20,128
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	7	983
SolarEdge Technologies, Inc. (a)	3	715
		1,698
Engineering & Construction - 0.0% (b)
Jacobs Engineering Group, Inc.	6	781

Entertainment - 0.1%
Caesars Entertainment, Inc. (a)	10	761
Live Nation Entertainment, Inc. (a)	7	767
Penn National Gaming, Inc. (a)	8	365
		1,893
Environmental Control - 0.2%
Pentair PLC	8	510
Republic Services, Inc.	10	1,277
Waste Management, Inc.	19	2,858
		4,645
Food - 0.9%
Campbell Soup Co.	10	441
Conagra Brands, Inc.	23	800
General Mills, Inc.	30	2,060
Hormel Foods Corp.	14	665
Kellogg Co.	12	756
Lamb Weston Holdings, Inc.	7	449
McCormick & Co., Inc.	12	1,204
Mondelez International, Inc.	68	4,558
Sysco Corp.	25	1,954
The Hershey Co.	7	1,380
The JM Smucker Co.	5	703
The Kraft Heinz Co.	35	1,253
The Kroger Co.	33	1,438
Tyson Foods, Inc. - Class A	14	1,272
		18,933
Forest Products & Paper - 0.0% (b)
International Paper Co.	19	917

Gas - 0.1%
Atmos Energy Corp.	6	643
NiSource, Inc.	19	555
		1,198
Hand/Machine Tools - 0.1%
Snap-On, Inc.	3	625
Stanley Black & Decker, Inc.	8	1,397
		2,022
Healthcare-Products - 3.5%
Abbott Laboratories	86	10,961
ABIOMED, Inc. (a)	2	592
Align Technology, Inc. (a)	4	1,980
Baxter International, Inc.	24	2,051
Bio-Techne Corp.	2	753
Boston Scientific Corp. (a)	70	3,003
Danaher Corp.	31	8,859
DENTSPLY SIRONA, Inc.	11	588
Edwards Lifesciences Corp. (a)	30	3,276
Henry Schein, Inc. (a)	7	527
Hologic, Inc. (a)	12	843
IDEXX Laboratories, Inc. (a)	4	2,029
Intuitive Surgical, Inc. (a)	17	4,831
Medtronic PLC	66	6,830
PerkinElmer, Inc.	6	1,033
ResMed, Inc.	7	1,600
STERIS PLC	5	1,122
Stryker Corp.	16	3,969
Teleflex, Inc.	2	620
The Cooper Cos., Inc.	2	797
Thermo Fisher Scientific, Inc.	19	11,045
Waters Corp. (a)	3	960
West Pharmaceutical Services, Inc.	4	1,573
Zimmer Biomet Holdings, Inc.	10	1,230
		71,072
Healthcare-Services - 2.0%
Anthem, Inc.	12	5,292
Catalent, Inc. (a)	8	831
Centene Corp. (a)	28	2,177
Charles River Laboratories International, Inc. (a)	2	660
DaVita, Inc. (a)	3	325
HCA Healthcare, Inc.	12	2,881
Humana, Inc.	6	2,355
IQVIA Holdings, Inc. (a)	9	2,204
Laboratory Corp. of American Holdings (a)	5	1,357
Quest Diagnostics, Inc.	6	810
UnitedHealth Group, Inc.	46	21,738
Universal Health Services, Inc. - Class B	4	520
		41,150
Home Builders - 0.2%
DR Horton, Inc.	16	1,428
Lennar Corp. - Class A	13	1,249
PulteGroup, Inc.	12	632
		3,309
Home Furnishings - 0.0% (b)
Whirlpool Corp.	3	631

Household Products/Wares - 0.3%
Avery Dennison Corp.	4	822
Church & Dwight Co., Inc.	12	1,232
Kimberly-Clark Corp.	16	2,202
The Clorox Co.	6	1,007
		5,263
Housewares - 0.0% (b)
Newell Brands, Inc.	18	418

Insurance - 3.1%
Aflac, Inc.	30	1,885
American International Group, Inc.	41	2,368
Aon PLC	11	3,041
Arthur J Gallagher & Co.	10	1,579
Assurant, Inc.	3	457
Berkshire Hathaway, Inc. - Class B (a)	89	27,859
Brown & Brown, Inc.	11	729
Chubb Ltd.	21	4,143
Cincinnati Financial Corp.	7	825
Everest Re Group Ltd.	2	567
Globe Life, Inc.	5	511
Lincoln National Corp.	8	560
Loews Corp.	10	597
Marsh & McLennan Cos., Inc.	25	3,841
MetLife, Inc.	35	2,347
Principal Financial Group, Inc.	12	877
Prudential Financial, Inc.	18	2,008
The Allstate Corp.	14	1,689
The Hartford Financial Services Group, Inc.	17	1,222
The Progressive Corp.	29	3,151
The Travelers Cos., Inc.	12	1,994
W R Berkley Corp.	7	591
Willis Towers Watson PLC	6	1,404
		64,245
Internet - 9.9%
Alphabet, Inc. - Class C (a)	14	37,996
Alphabet, Inc. - Class A (a)	15	40,591
Amazon.com, Inc. (a)	21	62,821
Booking Holdings, Inc. (a)	2	4,912
CDW Corp.	7	1,323
eBay, Inc.	31	1,862
Etsy, Inc. (a)	6	943
Expedia Group, Inc. (a)	7	1,283
F5, Inc. (a)	3	623
Match Group, Inc. (a)	14	1,578
Meta Platforms, Inc. - Class A (a)	116	36,338
Netflix, Inc. (a)	22	9,397
NortonLifeLock, Inc.	28	728
Twitter, Inc. (a)	39	1,463
VeriSign, Inc. (a)	5	1,086
		202,944
Iron/Steel - 0.1%
Nucor Corp.	14	1,420

Leisure Time - 0.1%
Carnival Corp. (a)	39	772
Norwegian Cruise Line Holdings Ltd. (a)	18	375
Royal Caribbean Cruises Ltd. (a)	11	856
		2,003
Lodging - 0.3%
Hilton Worldwide Holdings, Inc. (a)	14	2,031
Las Vegas Sands Corp. (a)	17	745
Marriott International, Inc. (a)	13	2,095
MGM Resorts International	19	812
Wynn Resorts Ltd. (a)	5	427
		6,110
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	26	5,241

Machinery-Diversified - 0.7%
Deere & Co.	14	5,270
Dover Corp.	7	1,190
IDEX Corp.	4	862
Ingersoll Rand, Inc.	20	1,124
Otis Worldwide Corp.	21	1,794
Rockwell Automation, Inc.	6	1,735
Westinghouse Air Brake Technologies Corp.	9	800
Xylem, Inc.	9	945
		13,720
Media - 1.5%
Charter Communications, Inc. - Class A (a)	6	3,560
Comcast Corp. - Class A	223	11,148
Discovery, Inc. (a)	8	223
Discovery, Inc. - Class C (a)	15	410
DISH Network Corp. - Class A (a)	12	377
FactSet Research Systems, Inc.	2	844
Fox Corp. - Class A	16	650
Fox Corp. - Class B	7	260
News Corp. - Class B	6	133
News Corp. - Class A	19	423
The ViacomCBS, Inc. - Class B	30	1,004
Walt Disney Co. (a)	89	12,724
		31,756
Mining - 0.2%
Freeport-McMoRan, Inc.	72	2,680
Newmont Goldcorp Corp.	39	2,385
		5,065
Miscellaneous Manufacturing - 1.0%
3M Co.	28	4,648
A O Smith Corp.	7	535
Eaton Corp. PLC	19	3,010
General Electric Co.	54	5,102
Illinois Tool Works, Inc.	14	3,275
Parker-Hannifin Corp.	6	1,860
Textron, Inc.	11	749
Trane Technologies PLC	12	2,077
		21,256
Office/Business Equipment - 0.1%
Zebra Technologies Corp. (a)	3	1,527

Oil & Gas - 2.6%
APA Corp.	18	598
Chevron Corp.	94	12,345
ConocoPhillips	64	5,672
Coterra Energy, Inc.	40	876
Devon Energy Corp.	31	1,568
Diamondback Energy, Inc.	8	1,009
EOG Resources, Inc.	29	3,233
Exxon Mobil Corp.	207	15,724
Hess Corp.	13	1,200
Marathon Oil Corp.	38	740
Marathon Petroleum Corp.	30	2,152
Occidental Petroleum Corp.	43	1,620
Phillips 66	21	1,780
Pioneer Natural Resources Co.	11	2,408
Valero Energy Corp.	20	1,659
		52,584
Oil & Gas Services - 0.2%
Baker Hughes Co.	43	1,180
Halliburton Co.	44	1,352
Schlumberger Ltd.	68	2,657
		5,189
Packaging & Containers - 0.2%
Amcor PLC	75	901
Ball Corp.	16	1,554
Packaging Corp. of America	5	753
Sealed Air Corp.	7	475
Westrock Co.	13	600
		4,283
Pharmaceuticals - 4.9%
AbbVie, Inc.	86	11,773
AmerisourceBergen Corp.	7	953
Becton Dickinson and Co.	14	3,558
Bristol-Myers Squibb Co.	108	7,008
Cardinal Health, Inc.	14	722
Cigna Corp.	16	3,687
CVS Health Corp.	64	6,817
DexCom, Inc. (a)	5	2,152
Eli Lilly & Co.	39	9,570
Johnson & Johnson	129	22,226
McKesson Corp.	7	1,797
Merck & Co., Inc.	123	10,022
Organon & Co.	12	383
Pfizer, Inc.	274	14,437
Viatris, Inc.	59	883
Zoetis, Inc.	23	4,595
		100,583
Pipelines - 0.2%
Kinder Morgan, Inc.	95	1,649
ONEOK, Inc.	22	1,335
Williams Cos., Inc.	59	1,767
		4,751
Real Estate - 0.1%
CBRE Group, Inc. (a)	16	1,621

Retail - 4.7%
Advance Auto Parts, Inc.	3	695
AutoZone, Inc. (a)	1	1,986
Bath & Body Works, Inc. (a)	13	729
Best Buy Co., Inc.	11	1,092
CarMax, Inc. (a)	8	889
Chipotle Mexican Grill, Inc. (a)	1	1,486
Costco Wholesale Corp.	22	11,113
Darden Restaurants, Inc.	6	839
Dollar General Corp.	11	2,293
Dollar Tree, Inc. (a)	11	1,443
Domino's Pizza, Inc.	2	909
Genuine Parts Co.	7	933
Lowe's Cos., Inc.	34	8,070
McDonald's Corp.	36	9,340
O'Reilly Automotive, Inc. (a)	3	1,955
Ross Stores, Inc.	17	1,662
Starbucks Corp.	58	5,703
Target Corp.	24	5,290
The Gap, Inc.	10	181
The Home Depot, Inc.	52	19,083
The TJX Cos., Inc.	59	4,246
Tractor Supply Co.	6	1,310
Ulta Beauty, Inc. (a)	3	1,091
Walgreens Boots Alliance, Inc.	35	1,742
Walmart, Inc.	69	9,647
Yum! Brands, Inc.	14	1,752
		95,479
Savings & Loans - 0.0% (b)
People's United Financial, Inc.	21	407

Semiconductors - 5.3%
Advanced Micro Devices, Inc. (a)	59	6,741
Analog Devices, Inc.	26	4,263
Applied Materials, Inc.	44	6,080
Broadcom, Inc.	20	11,718
Intel Corp.	199	9,715
IPG Photonics Corp. (a)	2	309
KLA Corp.	7	2,725
Lam Research Corp.	7	4,129
Microchip Technology, Inc.	27	2,092
Micron Technology, Inc.	55	4,525
Monolithic Power Systems, Inc.	2	806
NVIDIA Corp.	122	29,873
NXP Semiconductors NV	13	2,671
Qorvo, Inc. (a)	5	686
QUALCOMM, Inc.	55	9,667
Skyworks Solutions, Inc.	8	1,172
Teradyne, Inc.	8	939
Texas Instruments, Inc.	45	8,077
Xilinx, Inc.	12	2,323
		108,511
Shipbuilding - 0.0% (b)
Huntington Ingalls Industries, Inc.	2	374

Software - 9.4%
Activision Blizzard, Inc.	38	3,002
Adobe, Inc. (a)	23	12,289
Akamai Technologies, Inc. (a)	8	916
ANSYS, Inc. (a)	4	1,360
Autodesk, Inc. (a)	11	2,748
Broadridge Financial Solutions, Inc.	6	955
Cadence Design System, Inc. (a)	14	2,130
Ceridian HCM Holding, Inc. (a)	7	531
Cerner Corp.	14	1,277
Citrix Systems, Inc.	6	612
Electronic Arts, Inc.	14	1,857
Fidelity National Information Services, Inc.	30	3,598
Fiserv, Inc. (a)	29	3,065
Intuit, Inc.	14	7,773
Jack Henry & Associates, Inc.	4	671
Microsoft Corp.	367	114,130
MSCI, Inc.	4	2,144
Oracle Corp.	79	6,412
Paychex, Inc.	16	1,884
Paycom Software, Inc. (a)	2	671
PTC, Inc. (a)	5	581
Roper Technologies, Inc.	5	2,186
salesforce.com, Inc. (a)	48	11,166
ServiceNow, Inc. (a)	10	5,858
Synopsys, Inc. (a)	7	2,173
Take-Two Interactive Software, Inc. (a)	6	980
Tyler Technologies, Inc. (a)	2	948
		191,917
Telecommunications - 2.0%
Arista Networks, Inc. (a)	11	1,367
AT&T, Inc.	349	8,900
Cisco Systems, Inc.	206	11,468
Corning, Inc.	38	1,598
Juniper Networks, Inc.	16	557
Lumen Technologies, Inc.	45	556
Motorola Solutions, Inc.	8	1,856
T-Mobile US, Inc. (a)	29	3,137
Verizon Communications, Inc.	202	10,752
		40,191
Textiles - 0.0% (b)
Mohawk Industries, Inc. (a)	3	474

Toys/Games/Hobbies - 0.0% (b)
Hasbro, Inc.	6	555

Transportation - 1.4%
CH Robinson Worldwide, Inc.	6	628
CSX Corp.	108	3,696
Expeditors International of Washington, Inc.	8	916
FedEx Corp.	12	2,950
JB Hunt Transport Services, Inc.	4	770
Norfolk Southern Corp.	12	3,264
Old Dominion Freight Line, Inc.	5	1,510
Union Pacific Corp.	31	7,581
United Parcel Service, Inc. - Class B	36	7,279
		28,594
Water - 0.1%
American Water Works Co., Inc.	9	1,447
TOTAL COMMON STOCKS (Cost $1,849,920)		1,819,329

REAL ESTATE INVESTMENT TRUSTS - 2.3%
Alexandria Real Estate Equities, Inc.	7	1,364
American Tower Corp.	22	5,533
AvalonBay Communities, Inc.	7	1,710
Boston Properties, Inc.	7	785
Crown Castle International Corp.	21	3,833
Digital Realty Trust, Inc.	14	2,089
Duke Realty Corp.	19	1,098
Equinix, Inc.	4	2,900
Equity Residential	17	1,508
Essex Property Trust, Inc.	3	997
Extra Space Storage, Inc.	7	1,387
Federal Realty Investment Trust	3	383
Healthpeak Properties, Inc.	26	920
Host Hotels & Resorts, Inc. (a)	35	607
Iron Mountain, Inc.	14	643
Kimco Realty Corp.	30	728
Mid-America Apartment Communities, Inc.	6	1,240
Prologis, Inc.	36	5,645
Public Storage	7	2,510
Realty Income Corp.	28	1,943
Regency Centers Corp.	8	574
SBA Communications Corp.	5	1,627
Simon Property Group, Inc.	16	2,355
UDR, Inc.	14	796
Ventas, Inc.	19	1,007
Vornado Realty Trust	8	328
Welltower, Inc.	21	1,819
Weyerhaeuser Co.	37	1,496
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $48,382)		47,825

SHORT-TERM INVESTMENTS - 4.0%	Principal Amount
Money Market Deposit Accounts - 4.0%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$81,765	81,765
TOTAL SHORT-TERM INVESTMENTS (Cost $81,765)		81,765

Total Investments (Cost $1,980,067) - 95.0%		1,948,919
Other Assets in Excess of Liabilities - 5.0%		102,410
TOTAL NET ASSETS - 100.0%		$2,051,329

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Schedule of Open Futures Contracts January 31, 2022 (Unaudited)
Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/16/2022	$63,300	$636
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	65,200	411
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	66,900	36
					$1,083

(a) Exchange traded.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset valueper share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 1,819,329	$ -	$ -	$ -	$1,819,329
Real Estate Investment Trusts	47,825	-	-	-	47,825
Short-Term Investments	81,765	-	-	-	81,765
Total Investments in Securities	$ 1,948,919	$ -	$ -	$ -	$1,948,919

Other Financial Instruments (a)
Futures Contracts	$ 1,083	$ -	$ -	$ -	$ 1,083
^ See Schedule of Investments for industry breakouts.
(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.